Label	Element	Value
Shenkman Capital Floating Rate High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Shenkman Capital Floating Rate High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Floating Rate Fund seeks to generate a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Floating Rate Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to the Prospectus.  More information about these and other discounts is available from your financial professional and in the “Your Account with a Fund” section on page 26 of the Fund’s Prospectus, the “Class A Shares Sales Charge Reductions and Waivers” section beginning on page 28 of the Fund’s Prospectus, Appendix A to the Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 43 of the Fund’s Statement of Additional Information (“SAI”). In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund by certain financial intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 27, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Floating Rate Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.32%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Floating Rate Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund, which are not reflected in this Example.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	if you redeem your shares at the end of the period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	if you do not redeem your shares at the end of the period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Floating Rate Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Floating Rate Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of senior secured and unsecured floating rate bank loans and other floating rate securities.  The Fund seeks to provide a high level of current income through comprehensive fundamental analysis and compounding interest income.  The Fund also seeks to preserve capital by avoiding defaults and minimizing both interest rate volatility and credit risk.

The loans and securities in which the Floating Rate Fund invests include bank loans ( i.e., loan assignments and participations) to corporate borrowers, traditional corporate bonds, notes, debentures, zero-coupon bonds, collateralized loan obligations (“CLOs”) and other corporate debt securities, and obligations of the U.S. Government and government-sponsored entities.  The Fund may invest in corporate fixed-income securities and loans of any maturity or credit quality.  The Fund may invest without limit in loans, bonds or other debt obligations rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by Standard & Poor’s (“S&P”) Ratings Services ( i.e., “junk” bonds and loans), and may also invest without limit in Rule 144A and restricted fixed-income securities.  The Fund generally invests in high yield instruments rated Caa3 or better by Moody’s or CCC or better by S&P, but retains the discretion to invest in even lower-rated instruments.

The Floating Rate Fund may invest up to 20% of its total assets in foreign fixed-income instruments, including those denominated in U.S. dollars, such as Yankee bonds, or other currencies, and may also invest up to 20% of its total assets in initial public offerings (“IPOs”) and other unseasoned companies.  Additionally, the Fund may invest up to 15% of its total assets in convertible bonds, up to 15% of its total assets in other investment companies, including mutual funds and exchange-traded funds (“ETFs”), up to 10% of its total assets in preferred stocks, and up to 10% of its total assets in when-issued securities.

The Floating Rate Fund may invest up to 100% of its net assets in high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Floating Rate Fund.  The success of the Fund cannot be guaranteed.  There are risks associated with investments in the types of instruments in which the Fund invests.  These risks include:

●
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

●
Bank Loan Risk.  The Floating Rate Fund’s investments in secured and unsecured assignments of (or participations in) bank loans may create substantial risk.  In making investments in bank loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest.  When the Fund is a participant in a loan, the Fund has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.  Transactions involving floating rate loans have significantly longer settlement periods ( e.g., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans.  In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

●
Collateralized Loan Obligation Risk.  The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, valuation, liquidity, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

●
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

●	Counterparty Risk. Counterparty risk arises upon entering into borrowing arrangements and is the risk from the potential inability of counterparties to meet the terms of their contracts.

●	Credit Risk. The issuers of the bonds and other debt instruments held by the Floating Rate Fund may not be able to make interest or principal payments.

●
Foreign Instruments Risk.  Investments in foreign instruments involve certain risks not associated with investments in U.S. companies.  Foreign instruments in the Floating Rate Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency, foreign currency exchange controls, foreign tax issues and the risks associated with less developed custody and settlement practices.

●
High Yield Risk.  High yield debt obligations, including bonds and loans, rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds”)  typically carry higher coupon rates than investment grade securities, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

●
Impairment of Collateral Risk.  The value of any collateral securing a bond or loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate.  In addition, the Floating Rate Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

●
Initial Public Offering (“IPO”) and Unseasoned Company Risk.   The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  Additionally, investments in unseasoned companies may involve greater risks, in part because they have limited product lines, markets and financial or managerial resources.  In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

●
Interest Rate Risk.  The Fund’s investments in fixed-income instruments will change in value based on changes in interest rates.  If rates increase, the value of these investments generally declines.  Instruments with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.  Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

●
Investment Risk.  The Floating Rate Fund is not a complete investment program and you may lose money by investing in the Fund.  The Fund invests primarily in high yield debt obligations issued by companies that may have significant risks as a result of business, financial, market or legal uncertainties.  There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, the Fund’s investments.

●
Investment Company Risk.  When the Floating Rate Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

●
Liquidity Risk.  Low or lack of trading volume may make it difficult to sell instruments held by the Fund at quoted market prices.  The Floating Rate Fund’s investments may at any time consist of significant amounts of positions that are thinly traded or for which no market exists.  For example, the investments held by the Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss.  The foregoing risks may be accentuated when the Fund is required to liquidate positions to meet withdrawal requests.  Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans.  High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on the Fund’s performance.

●	Management Risk. The Floating Rate Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies may not work to produce the desired results.

●
Market Risk.   The prices of some or all of the instruments in which the Floating Rate Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.  There is more risk that prices will go down for investors investing over short time horizons.  Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

●
Preferred Stock Risk.  Preferred stocks may be more volatile than fixed-income securities and are more correlated with the issuer’s underlying common stock than fixed-income securities.  Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

●
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Floating Rate Fund to sell these bonds.

●
U.S. Government Obligations Risk.   Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

●
When-Issued Instruments Risk. The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the instruments’ delivery takes place.  Additionally, failure of a party to a transaction to consummate the trade may result in a loss to the Floating Rate Fund or missing an opportunity to obtain a price considered advantageous.

●
Yankee Bond Risk.  Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk.  Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

●
Zero Coupon Securities Risk.  While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently.  Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently.  Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Floating Rate Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Floating Rate Fund.  The bar chart shows the annual total returns of the Fund’s Institutional Class from year to year.  The table shows how the average annual returns for the 1-year and since inception periods for the Fund’s Institutional Class and Class F compare with those of broad measures of market performance and a more narrowly based index.  As of December 31, 2018, the Fund’s Class A and C shares did not commence operations.  The Class F shares commenced operations March 1, 2017. The following information shows the performance for the Institutional Class and Class F shares only.  The performance for the Class A and C shares would differ only to extent that the Class A and C shares have different expenses than the Institutional Class shares, such as sales charges.  If sales charges were included, the returns would be lower than those shown in the bar chart.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.shenkmancapital.com/mutual-funds/ or by calling the Fund toll-free at 1‑855-SHENKMAN (1-855-743-6562).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Floating Rate Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-743-6562
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.shenkmancapital.com/mutual-funds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Floating Rate Fund’s highest return for a calendar quarter was 2.64% (quarter ended September 30, 2016) and the Fund’s lowest return for a calendar quarter was -3.32% (quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.32%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or an individual retirement account (“IRA”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2018)
Shenkman Capital Floating Rate High Income Fund | S&P/LSTA B- & Above Average Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P/LSTA B- & Above Average Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2014
Shenkman Capital Floating Rate High Income Fund | S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P/LSTA B- & Above Average Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2014
Shenkman Capital Floating Rate High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 389
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	616
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,562
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	389
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	616
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	861
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,562
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of December 31, 2018, the Fund’s Class A and C shares did not commence operations
Shenkman Capital Floating Rate High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.65%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	974
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,133
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	558
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	974
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,133
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of December 31, 2018, the Fund’s Class A and C shares did not commence operations
Shenkman Capital Floating Rate High Income Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,009
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	247
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	443
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,009
Label	rr_AverageAnnualReturnLabel	Class F Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.48%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.62%	[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017	[4]
Shenkman Capital Floating Rate High Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fee)	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	213
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	879
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	56
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	213
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 879
Annual Return 2015	rr_AnnualReturn2015	(1.12%)
Annual Return 2016	rr_AnnualReturn2016	8.86%
Annual Return 2017	rr_AnnualReturn2017	3.64%
Annual Return 2018	rr_AnnualReturn2018	0.53%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2014
Shenkman Capital Floating Rate High Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
Shenkman Capital Floating Rate High Income Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.24%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include 0.01% that is attributed to acquired fund fees and expenses ("AFFE").
[3]	Shenkman Capital Management, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Floating Rate Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 0.89%, 1.64%, 0.64% and 0.54% of average daily net assets of the Fund's Class A, Class C, Class F and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 27, 2020, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[4]	The Institutional Class incepted on October 15, 2014, and Class F incepted on March 1, 2017. Class F performance for the period from October 15, 2014 to March 1, 2017 reflects the performance of the Institutional Class, adjusted to reflect Class F fees and expenses.